FORM 13F

Report for the Calendar Year or Quarter
Ended: March 31, 2005

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers & Co., Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] May 2,2005

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
69

Form 13F Information Table Value Total:
$566,605,669

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



 KAHN BROTHERS & CO. INC.
 FORM 13F
 MARCH 31, 2005
                                                                INVEST   VOTING
                                                                 DISCR.  AUTH.
SECURITY                CLASS   CUSIP        MARKET      QTY     SOLE    NONE
                                             VALUE
COMMON STOCK

ADVANCED MARKETING       COM  00753T105    19,012,866  3,168,811   x 3,168,811
ABX AIR INC.		 COM	  9269101	    347,520	    48,000   x	48,000
AMERICAN NAT'L INS. CO.  COM   23645104     2,780,281     26,254   x    26,254
AMERICAN TEL & TEL       COM  030177109     1,168,444     62,317   x    62,317
ASTORIA FIN'L            COM   46265104       820,962     32,418   x    32,418
AUDIOVOX CORP.           COM   50757103    18,803,539  1,475,945   x 1,475,945
BANK OF AMERICA          COM   60505104    15,134,792    343,193   x   343,193
BRISTOL MYERS SQUIBB     COM  110122108    25,843,564  1,015,065   x 1,015,065
CFS BANCORP              COM  12525D102     2,942,046    213,812   x   213,812
CITIGROUP, INC.          COM  172967101       929,090     20,674   x    20,674
CHEVRONTEXCO CORP.	 COM  166764100	  2,134,146	    36,600   x	36,600
COMCAST CL. A		 COM  20030N101     3,543,627    104,903   x   104,903
CRAZY WOMAN CREEK        COM  225233105       386,750     23,800   x    23,800
CNA FINANCIAL		 COM  126117100    21,993,063    783,787   x   783,787
DEVCON INT'L CORP.       COM  251588109	    234,432     17,300   x    17,300
DELMONTE FOODS		 COM  24522P103       553,914	    51,052	 x	51,052
DIME COMM.BANC.          COM  253922108     7,206,799    474,131   x   474,131
EXXON MOBIL CORP.        COM  30231G102     1,925,855     32,313   x    32,313
FIRST PLACE FIN'L        COM  33610T109       481,219     26,296   x    26,296
FIRST NIAGARA FIN'L	 COM	33582V108	 16,271,444	 1,231,752	 x 1,231,752
FLUSHING FINANCIAL CORP  COM  343873105    13,285,629    729,980   x   729,980
GATX CORP.               COM  361448103       482,915     14,550   x    14,550
HAGGAR                   COM  405173105    16,995,215    841,764   x   841,764
HOLOGIC                  COM  436440101    42,933,872  1,346,945   x 1,346,945
HUDSON UTD BANCORP       COM  444165104     3,614,076    102,527   x   102,527
IBM                      COM  459200101    10,131,838    110,876   x   110,876
IDT CORP.                COM  448947101    16,672,078  1,174,090   x 1,174,090
IDT CORP. CL. B		 COM  448847309     2,778,893    187,890   x   187,890
INDEPENDENCE COMM        COM  453414104       613,667     15,735   x    15,735
KANSAS CITY SOUTHERN     COM  485170302	  1,454,034     75,495   x    75,495
KNIGHT TRADING           COM  499063105     2,651,867    275,090   X   275,090
LANDMARK SVGS. BK.       COM  514928100     1,308,690     45,900   x    45,900
LUCENT TECH			 COM	549463107	     34,647     12,599	 x	12,599
MARITRANS INC.           COM  570363101    11,666,345    612,407   x   612,407
MARSHALL & ISLEY		 COM	571834100	    337,507	     8,084	 x	 8,084
MAXXAM CORP.             COM  577913106       550,204     19,058   x    19,058
MERCHANTS GROUP          COM  588539106     2,713,808    111,450   x   111,450
MERCK & CO.		       COM  589331107	 19,320,358    596,860   x   596,860
MERITOR SVGS BK PA       COM  590007100        68,730     15,800   x    15,800
MEDCO HEALTH SOL.		 COM	58405U102	  1,171,835	    23,640   x	23,640
MONSANTO 			 COM	66166W101	    944,732	    14,647	 x	14,647
MOTOROLA                 COM  620076109       179,640     12,000   x    12,000
NAM TAI ELEC.            COM  629865205    19,479,484    732,311   x   732,311
NEW YORK COMMUNITY BANC	 COM  649445103    56,294,404  3,099,912   x 3,099,912
NEW YORK MAGIC           COM  629484106     8,887,242    374,989   x   374,989
NEWMARKET GROUP	       COM	651587107	    680,481     36,585	 x	36,585
NORTH FORK BANC.         COM  659424205    21,915,492    790,032   x   790,032
NOVARTIS ADR             COM  66987V109     8,535,619    182,463   x   182,463
OFFSHORE LOGISTICS       COM  676255102     2,363,388     70,930   x    70,930
OLD REPUBLIC             COM  680223104    20,613,810    885,093   x   885,093
PETROLEUM HELO.          COM  716604202     2,108,904     70,040   x    70,040
PAYLESS SHOESOURCE	 COM	704379106	  7,712,468	   488,440	 x   488,440
PFIZER INC.              COM  717081103     6,985,308    265,904   x   265,904
PROVIDENT BANCORP        COM  74383A109    13,833,244  1,130,167   x 1,130,167
QUESTAR CORP.            COM  748356102       722,850     12,200   x    12,200
SCHERING PLOUGH		 COM  806605101    11,858,556	   653,364	 x   653,364
SEABOARD CORP.           COM  811543107    32,462,542     30,254   x    30,254
SLM CORP.			 COM	78443P106	    846,034	    16,975   x	16,975
ST. PAUL COMPANIES       COM  792860108    12,061,011    328,369   x   328,369
SYMS CORP                COM  871551107     5,566,988    420,150   x   420,150
TCF FIN'L                COM  872275102       661,482     24,364   x    24,364
TECUMSEH CL. A           COM  878895200       279,622      7,059   x     7,059
TEMPLE INLAND            COM  879868107       890,357     12,272   x    12,272
THREE COM		       COM  885535104	 13,094,677  3,678,280   x 3,678,280
USEC INC.                COM  90333E108     7,698,345    472,871   x   472,871
USB HOLDINGS		 COM	902910108	  1,808,241	    81,489	 x	81,489
VIVENDI UNIVERSAL	       COM  92851S204	  1,215,922     39,736   x	39,736
VOLVO                    COM  928856400     1,786,434     40,235   x    40,235
WYETH                    COM  983024100    13,817,831    327,592   x   327,592

TOTALS                                    566,605,669 29,807,886    29,807,886